Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	September 30, 2023		December 31, 2022
Assets:
Investments held in Trust Account	1		$22,275,986	$290,646,467
Liabilities:
Warrant Liabilities – Public Warrants	2		$383,333	$95,833
Warrant Liabilities – Private Placement Warrants	3		$200,000	$50,000
Convertible promissory notes – related party (Note 2)	3	$	n/a	$88,850
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$290,646,467	$287,517,003

Liabilities:
Warrant Liabilities – Public Warrants	1	$—	$4,786,875
Warrant Liabilities – Public Warrants	2	$95,833	$—
Warrant Liabilities – Private Placement Warrants	3	$50,000	$2,497,500
Convertible promissory notes – related party	3	$88,850	$—

Schedule of Key Inputs for the Binomial Lattice Model	The key inputs for the binomial lattice model as of September 30, 2023 and December 31, 2022 were as follows:
Input	As of September 30, 2023	As of December 31, 2022
Stock price	$10.55	$10.02
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2024	September 17, 2023
Volatility	Immaterial	7.0%
Risk-free rate	5.47%	4.69%
Dividend yield	0.0%	0.0%
The estimated fair value of the convertible promissory notes was based on the following significant inputs:
Input	As of December 31, 2022
Stock price	$10.02
Strike price	$11.50
Expiration date of warrants	September 17, 2023
Volatility	7.0%
Risk-free rate	4.69%
Dividend yield	0.0%
The key inputs for the binomial lattice model as of December 31, 2022 and 2021 were as follows:
Input	As of December 31, 2022	As of December 31, 2021
Stock price	$10.02	$9.68
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2023	August 3, 2026
Volatility	7.0%	11.3%
Risk-free rate	4.69%	1.20%
Dividend yield	0.0%	0.0%

Schedule of Changes in the Fair Value of Warrant Liabilities	The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as of September 30, 2023 and 2022:
Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	200,000
Fair value as of March 31, 2023	250,000
Change in valuation inputs or other assumptions	(100,000)
Fair value as of June 30, 2023	150,000
Change in valuation inputs or other assumptions	50,000
Fair value as of September 30, 2023	$200,000
Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(1,300,208)
Fair value as of March 31, 2022	1,197,292
Change in valuation inputs or other assumptions	(816,710)
Fair value as of June 30, 2022	380,582
Change in valuation inputs or other assumptions	(81,580)
Fair value as of September 30, 2022	$299,002
Fair value as of January 1, 2023	$88,850
Restatement of Convertible Promissory Note (Note 2)	(88,850)
Fair value as of March 31, 2023	$—
Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	500,000
Change in fair value	(132,300)
Fair value as of March 31, 2022	367,700
Change in fair value	(71,100)
Fair value as of June 30, 2022	296,600
Proceeds received through Convertible Promissory Note	400,000
Change in fair value	(477,730)
Fair value as of September 30, 2022	$218,870
The following table presents the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy for the year ended December 31, 2022:
Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(2,447,500)
Fair value as of December 31, 2022	$50,000
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 19, 2021	4,500,000	8,333,333	12,833,333
Initial measurement, over-allotment	345,000	862,500	1,207,500
Change in valuation inputs or other assumptions	(2,347,500)	(1,241,666)	(3,589,166)
Transfers to Level 1	—	(7,954,167)	(7,954,167)
Fair value as of December 31, 2021	$2,497,500	$—	$2,497,500

Schedule of Estimated Fair Value of the Convertible Promissory Notes	The estimated fair value of the convertible promissory notes was based on the following significant inputs:
Input	February 25, 2022 (Initial Measurement)	August 26, 2022 (Initial Measurement)	September 8, 2022 (Initial Measurement)	As of December 31, 2022
Stock price	$9.70	$9.80	$9.81	$10.02
Strike price	$11.50	$11.50	$11.50	$11.50
Expiration date of warrants	September 19, 2027	June 17, 2024	June 17, 2024	September 17, 2023
Volatility	8.4%	7.2	6.6%	7.0%
Risk-free rate	1.88%	3.34%	3.48%	4.69%
Dividend yield	0.0%	0.0%	0.0%	0.0%

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes	The following table presents the changes in the fair value of the Level 3 convertible promissory notes:
Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	900,000
Change in fair value	(811,150)
Fair value as of December 31, 2022	$88,850